Supplemental Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Balance Sheet Information
Schedule of components of inventory

	December 31,	December 31,
	2024	2023
Raw materials	$753	$1,020
Sub-assemblies	1,024	1,379
Finished goods	683	1,342
Total inventory	$2,460	$3,741

Schedule of components of prepaid expenses and other current assets

	December 31,	December 31,
	2024	2023
Prepaid insurance	$281	$110
Patents	14	13
Prepaid advertising and marketing	12	41
Taxes	41	47
Other current assets	—	126
Total prepaid expenses and other current assets	$348	$337

Schedule of components of accrued and other liabilities

	December 31,	December 31,
	2024	2023
Payroll and benefits	$694	$701
Accrued legal settlements	—	200
Customer deposits	720	639
Taxes	30	61
Accrued professional	200	155
Other liabilities	44	58
Total accrued and other liabilities	$1,688	$1,814